Share capital - Number of options exercised (Details) - shares						12 Months Ended
	Oct. 24, 2018	Jul. 18, 2018	Apr. 23, 2018	Apr. 18, 2018	Mar. 16, 2018	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Share options exercised (in shares)						92,047	348,536
Share Options and Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Share options exercised (in shares)	138,886	136,991	48,981	38,850	4,216	367,924